Cover	Feb. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 21, 2024
Entity File Number	001-41033
Entity Registrant Name	EIGHTCO HOLDINGS INC.
Entity Central Index Key	0001892492
Entity Tax Identification Number	87-2755739
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	909 New Brunswick Ave.
Entity Address, City or Town	Phillipsburg
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08865
City Area Code	(888)
Local Phone Number	765-8933
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	OCTO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false